Fair Value of Financial Instruments (Fair Value, Assets and Liabilities Measured on Recurring Basis, Valuation Techniques) (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015		Dec. 31, 2014		Dec. 31, 2013	[3],[4]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Retained CDO Bonds, Fair Value	$ 11,568	[1],[2]	$ 4,293	[1],[3],[4]	$ 6,762
Retained CDO Bonds, Valuation Technique	Discounted cash flows
Retained CDO Bonds, Unobservable Inputs	Discount rate
Retained CDO Bonds, Range	20.00%
Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Retained CDO Bonds, Fair Value	$ 6,437		$ 3,189
Retained CDO Bonds, Valuation Technique	Hypothetical derivative method		Hypothetical derivative method
Retained CDO Bonds, Unobservable Inputs	Credit borrowing spread		Credit borrowing spread
Collateralized Debt Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Retained CDO Bonds, Fair Value			$ 4,293
Retained CDO Bonds, Valuation Technique			Discounted cash flows
Retained CDO Bonds, Unobservable Inputs			Discount rate
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Retained CDO Bonds, Range			20.00%
Minimum [Member] | Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Retained Collateralized Debt Obligations Bonds Discount Base Points	1.99%		1.50%
Minimum [Member] | Collateralized Debt Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Retained CDO Bonds, Range			20.00%
Maximum [Member] | Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Retained Collateralized Debt Obligations Bonds Discount Base Points	2.40%		2.50%

[1]	Long term debt instruments are classified as Level III due to the significance of unobservable inputs which are based upon management assumptions. Refer to Note 6 for more information on the long term debt instruments.
[2]	Retained CDO Bonds represent the CDOs' subordinate bonds, preferred shares, and ordinary shares, which were retained subsequent to the disposal of Gramercy Finance and were previously eliminated in consolidation.
[3]	Long term debt instruments are classified as Level III due to the significance of unobservable inputs which are based upon management assumptions.
[4]	Retained CDO Bonds represent the CDOs' subordinate bonds, preferred shares, and ordinary shares, which were retained subsequent to the disposal of Gramercy Finance and were previously eliminated in consolidation.